Tangible Assets - Property and Equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Property and Equipment
Impairment loss Tangible Assets	$ (37,694)
Real estate
Property and Equipment
Cost of Tangible Assets			$ 38,595,811		$ 41,367,430
Transfer To Investment Property					5,126
Additions Tangible Assets			2,882,490		174,553
Disposals Tangible Assets			(17,003)	[1]	(2,951,298)
Impairment loss Tangible Assets	(37,694)		(37,694)
Depreciations Tangible Assets [Abstract]
Depreciation Of Transfer To Investment Property			537
Depreciation Tangible Assets Accumulated	4,251,198		3,358,582		5,184,968
Depreciation Disposal Tangible Assets	(17,003)	[1]	(2,744,088)
Depreciation for the Period Tangible Assets	909,619		917,165
Carrying Amount of Tangible Assets	37,172,406		35,237,229
Furniture and facilities
Property and Equipment
Cost of Tangible Assets			12,154,656		13,642,282
Additions Tangible Assets			860,906		544,629
Disposals Tangible Assets			(343,501)	[1]	(2,032,255)
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated	5,668,845		4,723,884		5,708,994
Depreciation Disposal Tangible Assets	(343,499)	[1]	(2,229,979)
Depreciation for the Period Tangible Assets	1,288,460		1,244,869
Carrying Amount of Tangible Assets	7,003,216		7,430,772
Rights of use – Real estate
Property and Equipment
Cost of Tangible Assets			6,166,313		5,957,169
Additions Tangible Assets			837,314		647,823
Disposals Tangible Assets			(372,992)	[1]	(438,679)
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated	3,191,892		2,158,586		1,149,774
Depreciation Disposal Tangible Assets	(10,490)	[1]	(40,398)
Depreciation for the Period Tangible Assets	1,043,796		1,049,210
Carrying Amount of Tangible Assets	3,438,743		4,007,727
Machinery and equipment
Property and Equipment
Cost of Tangible Assets			6,724,100		9,576,681
Additions Tangible Assets			844,139		1,694,981
Disposals Tangible Assets			(2,353,457)	[1]	(4,547,562)
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated	3,124,566		3,492,699		5,663,548
Depreciation Disposal Tangible Assets	(2,353,457)	[1]	(4,546,298)
Depreciation for the Period Tangible Assets	1,985,324		2,375,449
Carrying Amount of Tangible Assets	2,090,216		3,231,401
Constructions in progress
Property and Equipment
Cost of Tangible Assets			976,450		660,704
Additions Tangible Assets			761,172		446,552
Disposals Tangible Assets			(615,788)	[1]	(130,806)
Depreciations Tangible Assets [Abstract]
Carrying Amount of Tangible Assets	1,121,834		976,450
Automobiles
Property and Equipment
Cost of Tangible Assets			240,336		358,638
Additions Tangible Assets			44,900		30,608
Disposals Tangible Assets			(13,003)	[1]	(148,910)
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated	177,299		153,723		279,096
Depreciation Disposal Tangible Assets	(14,804)	[1]	(155,690)
Depreciation for the Period Tangible Assets	38,380		30,317
Carrying Amount of Tangible Assets	94,934		86,613
Total Property and Equipment
Property and Equipment
Cost of Tangible Assets			64,857,666		71,562,904
Transfer To Investment Property					5,126
Additions Tangible Assets			6,230,921		3,539,146
Disposals Tangible Assets			(3,715,744)	[1]	(10,249,510)
Impairment loss Tangible Assets			(37,694)
Depreciations Tangible Assets [Abstract]
Depreciation Of Transfer To Investment Property			537
Depreciation Tangible Assets Accumulated	16,413,800		13,887,474		$ 17,986,380
Depreciation Disposal Tangible Assets	(2,739,253)	[1]	(9,716,453)
Depreciation for the Period Tangible Assets	5,265,579		5,617,010
Carrying Amount of Tangible Assets	$ 50,921,349		$ 50,970,192

[1]	Includes write-off of fully depreciated items and finalized constructions.